Stock-Based Compensation - Schedule of Restricted Common Stock Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of shares Non-vested, Beginning Balance	3,355,000	3,850,000
Number of shares, Granted		2,760,000
Number of shares, Vested	(704,999)	(2,705,000)
Number of shares, Forfeited		(550,000)
Number of shares Non-vested, Ending Balance	2,650,001	3,355,000
Weighted average grant date fair value Non-vested, Beginning Balance	$ 1.46	$ 1.42
Weighted average grant date fair value Fair Value, Granted		1.33
Weighted average grant date fair value, Vested	1.63	1.41
Weighted average grant date fair value, Forfeited		1.06
Weighted average grant date fair value Non-vested, Ending Balance	$ 1.41	$ 1.46